UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2009
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Ivory Investment Management, L.P.
           --------------------------------------------------
Address:   11755 Wilshire Blvd., Suite 1350
           --------------------------------------------------
           Los Angeles, CA  90025
           --------------------------------------------------

Form 13F File Number:  028-06191
                       ---------


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Christopher T. Winkler
           --------------------------------------------------
Title:     Managing Member
           --------------------------------------------------
Phone:     310-899-7300
           --------------------------------------------------

Signature, Place, and Date of Signing:

 /s/ Christopher T. Winkler         Los Angeles, CA           8/14/2009
----------------------------   ------------------------  -------------------
     [Signature]                    [City, State]              [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   0
                                               -------------

Form 13F Information Table Entry Total:             40
                                               -------------

Form 13F Information Table Value Total:          $1,028,000
                                               -------------
                                               (in thousands)


List of Other Included Managers:

No. 13F File Number Name

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

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
                                                                Form 13F INFORMATION TABLE


      COLUMN 1                 COLUMN 2       COLUMN 3    COLUMN 4           COLUMN 5      COLUMN 6   COLUMN 7         COLUMN 8
-------------------------     ----------     ----------  ----------  -------------- ----  ---------- ---------  -------------------
                               TITLE OF                    VALUE       SHRS OR  SH/ PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
    NAME OF ISSUER              CLASS         CUSIP       (x$1000)     PRN AMT  PRN CALL  DISCRETION  MANAGERS    SOLE   SHARED NONE
-------------------------     ----------     ---------   ----------  -------------- ----  ---------- ---------  -------- ------ ----

ALLEGHENY ENERGY INC          COM            017361106      3,935       153,400 SH           Sole        0        153,400 0       0
ALTRIA GROUP INC              COM            02209S103      4,338       264,700 SH           Sole        0        264,700 0       0
AMERICAN ELEC PWR INC         COM            025537101      4,198       145,300 SH           Sole        0        145,300 0       0
ARCELORMITTAL SA LUXEMBOURG   NY REGISTRY SH 03938L104     15,795       481,500 SH           Sole        0        481,500 0       0
BANK OF AMERICA CORPORATION   COM            060505104     17,093     1,294,900 SH           Sole        0      1,294,900 0       0
BURGER KING HLDGS INC         COM            121208201     17,660     1,022,600 SH           Sole        0      1,022,600 0       0
CIT GROUP INC                 COM            125581108     11,171     5,196,040 SH           Sole        0      5,196,040 0       0
CONSOLIDATED EDISON INC       COM            209115104      4,056       108,400 SH           Sole        0        108,400 0       0
CSX CORP                      COM            126408103     49,587     1,431,902 SH           Sole        0      1,431,902 0       0
CVS CAREMARK CORPORATION      COM            126650100     64,964     2,038,400 SH           Sole        0      2,038,400 0       0
DUKE ENERGY CORP NEW          COM            26441C105      3,963       271,600 SH           Sole        0        271,600 0       0
FIDELITY NATIONAL FINANCIAL   CL A           31620R105      8,080       597,200 SH           Sole        0        597,200 0       0
FIRST AMERN CORP CALIF        COM            318522307     27,695     1,068,875 SH           Sole        0      1,068,875 0       0
FREEPORT-MCMORAN COPPER & GO  COM            35671D857     12,051       240,500 SH           Sole        0        240,500 0       0
GAP INC DEL                   COM            364760108     17,015     1,037,500 SH           Sole        0      1,037,500 0       0
GENERAL MLS INC               COM            370334104     49,169       877,700 SH           Sole        0        877,700 0       0
LEAP WIRELESS INTL INC        COM NEW        521863308     37,240     1,130,870 SH           Sole        0      1,130,870 0       0
LOEWS CORP                    COM            540424108     74,168     2,706,874 SH           Sole        0      2,706,874 0       0
MCKESSON CORP                 COM            58155Q103     68,108     1,547,900 SH           Sole        0      1,547,900 0       0
MERCK & CO INC                COM            589331107     18,761       671,000 SH           Sole        0        671,000 0       0
MICRON TECHNOLOGY INC         COM            595112103     26,271     5,191,890 SH           Sole        0      5,191,890 0       0
MICROSOFT CORP                COM            594918104     67,393     2,835,200 SH           Sole        0      2,835,200 0       0
MOTOROLA INC                  COM            620076109     53,256     8,032,600 SH           Sole        0      8,032,600 0       0
OWENS ILL INC                 COM NEW        690768403     31,380     1,120,300 SH           Sole        0      1,120,300 0       0
PFIZER INC                    COM            717081103     70,497     4,699,800 SH           Sole        0      4,699,800 0       0
PG&E CORP                     COM            69331C108      3,986       103,700 SH           Sole        0        103,700 0       0
PROGRESS ENERGY INC           COM            743263105      4,135       109,300 SH           Sole        0        109,300 0       0
SAFEWAY INC                   COM NEW        786514208     15,805       775,900 SH           Sole        0        775,900 0       0
SLM CORP                      COM            78442P106     16,856     1,641,323 SH           Sole        0      1,641,323 0       0
SOUTHERN CO                   COM            842587107      4,207       135,000 SH           Sole        0        135,000 0       0
SPRINT NEXTEL CORP            COM SER 1      852061100      3,415       710,000 SH           Sole        0        710,000 0       0
STRAYER ED INC                COM            863236105     20,989        96,233 SH           Sole        0         96,233 0       0
SUNTRUST BKS INC              COM            867914103     33,536     2,038,653 SH           Sole        0      2,038,653 0       0
TEREX CORP NEW                COM            880779103     13,825     1,145,381 SH           Sole        0      1,145,381 0       0
TERRA INDS INC                COM            880915103      4,980       205,634 SH           Sole        0        205,634 0       0
TIME WARNER CABLE INC         COM            88732J207      8,250       260,500 SH           Sole        0        260,500 0       0
WAL MART STORES INC           COM            931142103     50,901     1,050,800 SH           Sole        0      1,050,800 0       0
WILLIAMS COS INC DEL          COM            969457100      3,504       224,500 SH           Sole        0        224,500 0       0
XCEL ENERGY INC               COM            98389B100      4,069       221,000 SH           Sole        0        221,000 0       0
YAHOO INC                     COM            984332106     81,698     5,216,991 SH           Sole        0      5,216,991 0       0

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